UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1. Schedule of Investments:

Putnam Growth Opportunities Fund

The fund's portfolio
4/30/10 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Advertising and marketing services (0.7%)
Omnicom Group, Inc.	54,400	$2,320,704
		2,320,704

Aerospace and defense (4.4%)
Goodrich Corp.	43,900	3,256,502
Precision Castparts Corp.	14,100	1,809,594
Raytheon Co.	64,700	3,772,010
United Technologies Corp.	89,500	6,708,025
		15,546,131

Automotive (0.5%)
Lear Corp. (NON)	19,600	1,591,128
		1,591,128

Banking (3.3%)
Banco Santander Brasil SA ADS (Brazil)	136,303	1,585,204
Bank of America Corp.	196,832	3,509,515
Bond Street Holdings, LLC Class A (F)(NON)	56,513	1,158,517
JPMorgan Chase & Co.	81,100	3,453,238
State Street Corp.	43,000	1,870,500
		11,576,974

Beverage (2.0%)
Coca-Cola Enterprises, Inc.	86,700	2,404,191
Molson Coors Brewing Co. Class B	20,300	900,508
PepsiCo, Inc.	55,000	3,587,100
		6,891,799

Biotechnology (2.1%)
Amgen, Inc. (NON)	30,500	1,749,480
Dendreon Corp. (NON)	50,900	2,759,798
Genzyme Corp. (NON)	25,300	1,346,972
Human Genome Sciences, Inc. (NON) (S)	54,200	1,500,798
		7,357,048

Broadcasting (0.3%)
TiVo, Inc. (NON)	59,550	1,043,316
		1,043,316

Cable television (0.9%)
DIRECTV Class A (NON)	89,500	3,242,585
		3,242,585

Chemicals (1.7%)
Agrium, Inc. (Canada)	38,600	2,409,026
Albemarle Corp.	81,200	3,707,592
		6,116,618

Combined utilities (1.3%)
El Paso Corp.	373,700	4,521,770
		4,521,770

Communications equipment (5.5%)
Cisco Systems, Inc. (NON)	348,812	9,390,019
Harris Corp. (S)	35,500	1,827,540
Qualcomm, Inc.	205,600	7,964,944
		19,182,503

Computers (9.9%)
Apple, Inc. (NON)	58,332	15,231,648
EMC Corp. (NON)	273,700	5,203,037
Hewlett-Packard Co.	139,800	7,265,406
IBM Corp.	37,200	4,798,800
Polycom, Inc. (NON)	66,600	2,167,830
		34,666,721

Conglomerates (1.5%)
3M Co.	35,100	3,112,317
Danaher Corp.	5,617	473,401
Tyco International, Ltd.	45,100	1,749,429
		5,335,147

Consumer (0.7%)
Jarden Corp.	77,068	2,475,424

		2,475,424

Consumer finance (1.5%)
Mastercard, Inc. Class A	21,900	5,432,076
		5,432,076

Consumer goods (1.3%)
Colgate-Palmolive Co.	20,200	1,698,820
Procter & Gamble Co. (The)	44,900	2,790,984
		4,489,804

Consumer services (0.6%)
Avis Budget Group, Inc. (NON) (S)	147,500	2,230,200
		2,230,200

Electronics (3.6%)
Marvell Technology Group, Ltd. (NON)	85,500	1,765,575
Sensata Technologies Holding NV (Netherlands) (NON)	109,262	2,185,240
Texas Instruments, Inc.	212,400	5,524,524
Tyco Electronics, Ltd. (Switzerland)	94,100	3,022,492
		12,497,831

Energy (oil field) (2.8%)
Global Geophysical Services, Inc. (NON)	85,134	996,068
Halliburton Co.	100,400	3,077,260
Petroleum Geo-Services ASA (Norway) (NON)	136,400	1,862,486
Schlumberger, Ltd. (S)	55,800	3,985,236
		9,921,050

Energy (other) (0.6%)
First Solar, Inc. (NON) (S)	14,700	2,110,185
		2,110,185

Engineering and construction (0.2%)
Shaw Group, Inc. (NON) (S)	22,700	868,956
		868,956

Financial (1.1%)
AerCap Holdings NV (Netherlands) (NON)	65,760	907,488
CME Group, Inc.	8,650	2,840,747
		3,748,235

Food (1.8%)
General Mills, Inc.	38,100	2,711,958
Kraft Foods, Inc. Class A (S)	125,000	3,700,000
		6,411,958

Forest products and packaging (0.4%)
Buckeye Technologies, Inc. (NON)	57,600	813,312
Packaging Corp. of America	29,200	722,116
		1,535,428

Health-care services (3.0%)
Aetna, Inc.	92,700	2,739,285
Express Scripts, Inc. (NON)	23,000	2,302,990
McKesson Corp.	19,300	1,250,833
Omnicare, Inc.	91,190	2,534,170
Warner Chilcott PLC Class A (Ireland) (NON) (S)	64,250	1,822,130
		10,649,408

Insurance (2.6%)
Aflac, Inc.	104,598	5,330,314
Assured Guaranty, Ltd. (Bermuda)	114,500	2,467,475
Hartford Financial Services Group, Inc. (The)	48,700	1,391,359
		9,189,148

Investment banking/Brokerage (0.6%)
Goldman Sachs Group, Inc. (The)	14,800	2,148,960
		2,148,960

Machinery (0.9%)
Parker Hannifin Corp.	43,700	3,023,166
		3,023,166

Manufacturing (0.4%)
Ingersoll-Rand PLC	38,700	1,431,126
		1,431,126

Media (1.3%)
Time Warner, Inc.	136,800	4,525,344
		4,525,344

Medical technology (5.7%)
Baxter International, Inc.	72,700	3,432,894
Covidien PLC (Ireland)	108,900	5,226,111
Hospira, Inc. (NON)	18,900	1,016,631
Life Technologies Corp. (NON)	24,300	1,329,453
Pall Corp.	52,000	2,027,480
St. Jude Medical, Inc. (NON)	61,500	2,510,430
Stryker Corp.	21,800	1,252,192
Thermo Fisher Scientific, Inc. (NON)	58,100	3,211,768
		20,006,959

Metals (0.8%)
Teck Resources, Ltd. Class B (Canada) (NON)	38,763	1,520,285
United States Steel Corp.	24,000	1,311,840
		2,832,125

Oil and gas (2.8%)
Anadarko Petroleum Corp.	24,600	1,529,136
EOG Resources, Inc.	24,000	2,690,880
PetroHawk Energy Corp. (NON)	77,628	1,675,989
Suncor Energy, Inc. (Canada)	78,500	2,682,345
Warren Resources, Inc. (NON)	313,760	1,123,261
		9,701,611

Pharmaceuticals (2.5%)
Abbott Laboratories	92,100	4,711,836
Somaxon Pharmaceuticals, Inc. (NON)	74,132	533,009
Teva Pharmaceutical Industries, Ltd. ADR (Israel) (S)	58,000	3,406,340
		8,651,185

Railroads (0.4%)
Kansas City Southern (NON) (FWC)	38,625	1,566,244
		1,566,244

Restaurants (1.0%)
McDonald's Corp.	51,900	3,663,621
		3,663,621

Retail (8.7%)
Amazon.com, Inc. (NON) (S)	20,800	2,850,848
Big Lots, Inc. (NON)	72,800	2,780,960
Costco Wholesale Corp. (S)	59,300	3,503,444
CVS Caremark Corp.	134,100	4,952,313
Dollar General Corp. (NON) (S)	46,200	1,319,934
Kohl's Corp. (NON)	47,200	2,595,528
Lowe's Cos., Inc.	128,000	3,471,360
Staples, Inc. (S)	69,300	1,630,629
Target Corp.	107,800	6,130,586
Urban Outfitters, Inc. (NON)	47,000	1,762,970
		30,998,572

Schools (1.2%)
Apollo Group, Inc. Class A (NON)	71,740	4,118,593
		4,118,593

Semiconductor (1.4%)
Atmel Corp. (NON)	430,500	2,341,920
Novellus Systems, Inc. (NON)	99,300	2,601,660
		4,943,580

Shipping (0.6%)
United Parcel Service, Inc. Class B	29,800	2,060,372
		2,060,372

Software (5.6%)
BMC Software, Inc. (NON)	85,500	3,365,280
Microsoft Corp.	371,900	11,357,826
Oracle Corp.	192,600	4,976,784
		19,699,890

Technology (0.5%)
Tech Data Corp. (NON)	39,700	1,703,130
		1,703,130

Technology services (4.8%)
Accenture PLC Class A	30,970	1,351,531
Baidu, Inc. ADR (China) (NON)	1,778	1,225,575
Google, Inc. Class A (NON)	21,335	11,210,262
Western Union Co. (The)	63,700	1,162,525
Yahoo!, Inc. (NON)	123,100	2,034,843
		16,984,736

Telecommunications (1.7%)
American Tower Corp. Class A (NON)	78,900	3,219,909

Iridium Communications, Inc. (NON)			173,287	1,396,693
NII Holdings, Inc. (NON)			35,742	1,516,176
				6,132,778

Textiles (1.3%)
Hanesbrands, Inc. (NON)			79,700	2,269,059
VF Corp.			24,700	2,134,574
				4,403,633

Tobacco (1.2%)
Philip Morris International, Inc.			83,300	4,088,364
				4,088,364
Total common stocks (cost $297,711,739)				$343,636,136

WARRANTS (0.7%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co.	10/28/18	$42.42	174,368	$2,421,972

Total warrants (cost $1,874,456)				$2,421,972

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.			15,462	$410,207

Total convertible preferred stocks (cost $386,550)				$410,207

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Dendreon Corp. (Put)	May-10/$25.00		50,900	$509
Halliburton Co. (Put)	Jun-10/$32.00		100,400	288,148
Lorillard, Inc. (Call)	Jan-11/$95.00		18,124	14,137

Total purchased options outstanding (cost $248,526)				$302,794

U.S. TREASURY OBLIGATIONS (--%)(a)
			Principal amount	Value

U.S. Treasury Inflation Protected Securities 2.00%,
January 15, 2026 (i)			$21,840	$22,846

Total U.S. treasury obligations (cost $22,846)				$22,846

SHORT-TERM INVESTMENTS (9.0%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund (e)			9,095,765	$9,095,765
Short-term investments held as collateral for loaned
securities with yields ranging from 0.16% to 0.28% and
due dates ranging from May 3, 2010 to June 21, 2010 (d)			$22,395,239	22,392,115
U.S. Treasury Bills with an effective yield of 0.22%,
August 26, 2010			85,000	84,947
U.S. Treasury Bills with effective yields ranging from
0.26% to 0.35%, November 18, 2010			181,000	180,601

Total short-term investments (cost $31,753,506)				$31,753,428

TOTAL INVESTMENTS

Total investments (cost $331,997,623) (b)				$378,547,383

WRITTEN OPTIONS OUTSTANDING at 4/30/10 (premiums received $166,990) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	50,900	May-10/$45.00	$482,532
Halliburton Co. (Call)	100,400	Jun-10/$36.00	37,148

Total			$519,680

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/10 (Unaudited)

			Fixed payments	Total return
Swap		Termination	received (paid) by	received by	Unrealized
counterparty	Baskets	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
	3,572	4/12/11	(1 month USD-	A basket	$53,677
			LIBOR-BBA)	(GSGLPMIN)
				of common stocks

	6,815	4/12/11	(1 month USD-	A basket	103,395
			LIBOR-BBA)	(GSGLPMIN)
				of common stocks

Total					$157,072

Key to holding's abbreviations

ADR American Depository Receipts

ADS American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the reporting period, which ran from August 1, 2009 through April 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $351,739,098.

(b) The aggregate identified cost on a tax basis is $332,437,797, resulting in gross unrealized appreciation and depreciation of $52,823,785 and $6,714,199, respectively, or net unrealized appreciation of $46,109,586.

(NON) Non-income-producing security.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $21,860,773. The fund received cash collateral of $22,392,115 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,647 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $73,930,237 and $76,071,036, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Security purchased with cash or securities received, that was pledged to the fund for collateral on certain derivative contracts.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $6,693,675 have been segregated to cover certain derivatives contracts.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 128,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 172,000 on written options contracts for the reporting period. The fund had an average contract amount of approximately 3 on futures contracts for the reporting period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $400,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which can not be sold or repledged totaled $113,351 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $231,023 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$10,484,171	$--	$--

	Capital goods	20,869,379	--	--

	Communication services	9,375,363	--	--

	Conglomerates	5,335,147	--	--

	Consumer cyclicals	38,902,364	--	--

	Consumer staples	40,350,096	--	--

	Energy	19,870,360	1,862,486	--

	Financial	30,936,876	--	1,158,517

	Health care	46,664,600	--	--

	Technology	109,678,391	--	--

	Transportation	3,626,616	--	--

	Utilities and power	4,521,770	--	--

Total common stocks		340,615,133	1,862,486	1,158,517

Convertible preferred stocks		--	410,207	--

Purchased options outstanding		--	302,794	--

U.S. treasury obligations		--	22,846	--

Warrants		2,421,972	--	--

Short-term investments		9,095,765	22,657,663	--

Totals by level		$352,132,870	$25,255,996	$1,158,517

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Written options		$--	$(519,680)	$--

Total return swap contracts		--	157,072	--

Totals by level		$--	$(362,608)	$--

At the start and close of the reporting period, Level 3 investments in securities are not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$459,866	$519,680

Total	$459,866	$519,680

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date:June 28, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811- 07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: July 31, 2010

Date of reporting period: April 30, 2010

Item 1. Schedule of Investments:

Putnam Research Fund

The fund's portfolio
4/30/10 (Unaudited)

COMMON STOCKS (96.9%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
Omnicom Group, Inc.	10,547	$449,935
		449,935

Aerospace and defense (2.8%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil) (NON)	7,998	192,592
Goodrich Corp.	15,483	1,148,529
L-3 Communications Holdings, Inc.	3,205	299,892
Northrop Grumman Corp.	17,635	1,196,182
Precision Castparts Corp.	9,190	1,179,445
Raytheon Co.	15,359	895,430
United Technologies Corp.	27,306	2,046,585
		6,958,655

Agriculture (0.2%)
Archer Daniels Midland Co.	15,175	423,990
		423,990

Airlines (0.6%)
Continental Airlines, Inc. Class B (NON)	8,200	183,270
UAL Corp. (NON)	11,500	248,170
US Airways Group, Inc. (NON)	158,600	1,121,302
		1,552,742

Automotive (0.4%)
Ford Motor Co. (NON) (S)	57,100	743,442
Hertz Global Holdings, Inc. (NON)	19,900	287,754
		1,031,196

Banking (7.7%)
Bank of America Corp.	218,933	3,903,575
Bank of New York Mellon Corp. (The)	26,400	821,832
BB&T Corp.	15,100	501,924
Citigroup, Inc. (NON) (S)	429,500	1,876,915
Comerica, Inc.	3,800	159,600
Fifth Third Bancorp	17,500	260,925
First Horizon National Corp.	5,000	70,750
Hudson City Bancorp, Inc.	10,400	138,320
Huntington Bancshares, Inc.	15,500	104,935
JPMorgan Chase & Co.	86,705	3,691,899
KeyCorp	19,100	172,282
M&T Bank Corp.	1,800	157,230
Marshall & Ilsley Corp.	11,500	104,650
Northern Trust Corp.	5,300	291,394
People's United Financial, Inc.	8,100	125,793
PNC Financial Services Group, Inc.	11,300	759,473
Regions Financial Corp. (S)	26,100	230,724
State Street Corp.	10,800	469,800
SunTrust Banks, Inc.	10,930	323,528
U.S. Bancorp	41,800	1,118,986
Wells Fargo & Co.	113,062	3,743,483
Zions Bancorp.	3,300	94,809
		19,122,827

Beverage (2.4%)
Coca-Cola Co. (The)	48,299	2,581,582
Coca-Cola Enterprises, Inc.	22,142	613,998
Molson Coors Brewing Co. Class B	21,517	954,494
PepsiCo, Inc.	27,560	1,797,463
		5,947,537

Biotechnology (1.9%)
Amgen, Inc. (NON)	5,692	326,493
Auxilium Pharmaceuticals, Inc. (NON)	11,000	391,600
Celgene Corp. (NON)	10,400	644,280
Dendreon Corp. (NON)	26,650	1,444,963
Genzyme Corp. (NON)	27,890	1,484,864
Ironwood Pharmaceuticals, Inc. (NON)	32,700	422,484
		4,714,684

Broadcasting (0.2%)
CBS Corp. Class B	15,171	245,922
Discovery Communications, Inc. Class A (NON)	2,995	115,907
Liberty Media Corp. - Starz Ser. A (NON)	2,148	118,978
		480,807

Building materials (0.1%)
Owens Corning, Inc. (NON)	6,158	214,175

		214,175

Cable television (1.5%)
Comcast Corp. Class A	105,251	2,077,655
DIRECTV Class A (NON)	34,800	1,260,804
Time Warner Cable, Inc.	8,023	451,294
		3,789,753

Chemicals (1.6%)
Albemarle Corp.	14,600	666,636
Celanese Corp. Ser. A	17,500	559,825
Dow Chemical Co. (The)	41,764	1,287,584
E.I. du Pont de Nemours & Co.	20,187	804,250
FMC Corp.	40	2,546
Monsanto Co.	10,000	630,600
		3,951,441

Coal (0.2%)
Massey Energy Co.	3,900	142,857
Peabody Energy Corp.	5,700	266,304
		409,161

Combined utilities (0.4%)
El Paso Corp.	90,100	1,090,210
		1,090,210

Commercial and consumer services (1.0%)
Alliance Data Systems Corp. (NON) (S)	4,200	315,252
Automatic Data Processing, Inc.	8,971	388,983
Dun & Bradstreet Corp. (The)	1,100	84,667
Expedia, Inc.	22,030	520,128
Monster Worldwide, Inc. (NON)	1,200	20,916
Paychex, Inc.	5,823	178,184
Visa, Inc. Class A (S)	9,214	831,379
		2,339,509

Communications equipment (4.0%)
Cisco Systems, Inc. (NON)	132,589	3,569,296
Harris Corp.	70,000	3,603,600
Motorola, Inc. (NON)	82,575	583,805
Qualcomm, Inc.	52,716	2,042,218
		9,798,919

Computers (5.8%)
Apple, Inc. (NON)	16,564	4,325,192
Compuware Corp. (NON)	5,100	43,860
EMC Corp. (NON)	46,222	878,680
Hewlett-Packard Co.	80,617	4,189,665
IBM Corp.	29,250	3,773,250
Lexmark International, Inc. Class A (NON)	1,800	66,690
NetApp, Inc. (NON) (S)	7,800	270,426
Teradata Corp. (NON)	3,800	110,466
Western Digital Corp. (NON)	5,100	209,559
Xerox Corp.	30,500	332,450
		14,200,238

Conglomerates (0.8%)
Danaher Corp. (S)	5,000	421,400
Tyco International, Ltd.	37,860	1,468,589
		1,889,989

Consumer (--%)
Harman International Industries, Inc. (NON)	1,400	55,272
		55,272

Consumer finance (1.0%)
American Express Co.	27,602	1,273,004
Capital One Financial Corp.	11,400	494,874
Mastercard, Inc. Class A	2,186	542,215
SLM Corp. (NON)	4,200	51,408
		2,361,501

Consumer goods (1.8%)
Colgate-Palmolive Co.	5,135	431,854
Estee Lauder Cos., Inc. (The) Class A	2,633	173,567
Kimberly-Clark Corp.	14,700	900,522
Newell Rubbermaid, Inc.	22,011	375,728
Procter & Gamble Co. (The)	39,942	2,482,795
		4,364,466

Consumer services (0.1%)
Avis Budget Group, Inc. (NON)	21,500	325,080
		325,080

Containers (0.2%)

Crown Holdings, Inc. (NON)	7,647	198,822
Owens-Illinois, Inc. (NON)	11,083	392,782
		591,604

Electric utilities (3.4%)
Ameren Corp.	43,300	1,124,068
American Electric Power Co., Inc.	36,375	1,247,663
CMS Energy Corp.	64,600	1,050,396
Edison International	35,300	1,213,261
Entergy Corp.	13,800	1,121,802
Great Plains Energy, Inc.	21,345	412,599
NV Energy, Inc.	83,400	1,041,666
PG&E Corp. (S)	28,700	1,257,060
		8,468,515

Electrical equipment (0.7%)
Emerson Electric Co.	31,300	1,634,799
		1,634,799

Electronics (1.1%)
Agilent Technologies, Inc. (NON)	5,160	187,102
Broadcom Corp. Class A	10,411	359,075
Intersil Corp. Class A	16,900	251,472
QLogic Corp. (NON)	2,600	50,362
Sensata Technologies Holding NV (Netherlands) (NON)	11,096	221,920
Texas Instruments, Inc.	65,591	1,706,022
		2,775,953

Energy (oil field) (1.6%)
National-Oilwell Varco, Inc.	15,900	700,077
Schlumberger, Ltd. (S)	27,700	1,978,334
Smith International, Inc.	27,600	1,318,176
		3,996,587

Energy (other) (0.7%)
First Solar, Inc. (NON) (S)	11,939	1,713,843
		1,713,843

Engineering and construction (0.1%)
Fluor Corp.	4,500	237,780
Shaw Group, Inc. (NON)	2,800	107,184
		344,964

Environmental (0.1%)
Foster Wheeler AG (Switzerland) (NON)	9,800	293,804
		293,804

Financial (0.6%)
CME Group, Inc.	2,297	754,358
Discover Financial Services	18,900	292,194
Intercontinental Exchange, Inc. (NON)	2,203	256,936
Nasdaq OMX Group, Inc. (The) (NON)	1,200	25,200
NYSE Euronext	2,400	78,312
		1,407,000

Food (1.8%)
Campbell Soup Co.	4,247	152,297
Dean Foods Co. (NON)	48,484	761,199
General Mills, Inc.	11,500	818,570
Kellogg Co. (S)	26,021	1,429,594
Kraft Foods, Inc. Class A	38,917	1,151,943
Mead Johnson Nutrition Co. Class A	4,579	236,322
		4,549,925

Forest products and packaging (0.1%)
International Paper Co.	11,690	312,591
		312,591

Health-care services (1.9%)
Aetna, Inc.	35,953	1,062,411
AmerisourceBergen Corp.	9,727	300,078
CIGNA Corp.	14,900	477,694
Express Scripts, Inc. (NON)	5,993	600,079
McKesson Corp.	13,011	843,243
Omnicare, Inc.	10,245	284,709
WellPoint, Inc. (NON)	19,075	1,026,235
		4,594,449

Homebuilding (0.1%)
D.R. Horton, Inc.	11,031	162,045
Toll Brothers, Inc. (NON) (S)	5,559	125,467
		287,512

Insurance (3.4%)
Aflac, Inc.	23,700	1,207,752

Allstate Corp. (The)	20,800	679,536
Assured Guaranty, Ltd. (Bermuda)	25,500	549,525
Berkshire Hathaway, Inc. Class B (NON)	4,175	321,475
Hartford Financial Services Group, Inc. (The)	24,800	708,536
Marsh & McLennan Cos., Inc.	24,860	602,109
MetLife, Inc.	13,200	601,656
Progressive Corp. (The)	30,000	602,700
Prudential Financial, Inc.	16,900	1,074,164
RenaissanceRe Holdings, Ltd.	7,797	436,242
Travelers Cos., Inc. (The)	21,800	1,106,132
XL Capital, Ltd. Class A	31,800	566,040
		8,455,867

Investment banking/Brokerage (2.3%)
Ameriprise Financial, Inc.	3,100	143,716
BlackRock, Inc.	402	73,968
Bond Street Holdings, LLC Class A (F)(NON)	57,779	1,184,470
Charles Schwab Corp. (The)	22,500	434,025
Franklin Resources, Inc.	4,385	507,081
Goldman Sachs Group, Inc. (The)	11,482	1,667,186
Invesco, Ltd.	16,300	374,737
Morgan Stanley	30,600	924,732
T. Rowe Price Group, Inc.	6,937	398,947
TD Ameritrade Holding Corp. (NON)	2,593	51,912
		5,760,774

Lodging/Tourism (0.6%)
Marriott International, Inc. Class A	9,088	334,075
Wyndham Worldwide Corp.	42,702	1,144,841
		1,478,916

Machinery (1.1%)
Bucyrus International, Inc. Class A	5,600	352,856
Cummins, Inc.	1,450	104,734
Deere (John) & Co.	7,000	418,740
International Mining Machinery Holdings, Ltd. (China)
(NON)	993,500	497,462
Parker Hannifin Corp.	17,617	1,218,744
		2,592,536

Manufacturing (1.1%)
Illinois Tool Works, Inc.	20,000	1,022,000
Ingersoll-Rand PLC	43,100	1,593,838
		2,615,838

Media (1.6%)
Interpublic Group of Companies, Inc. (The) (NON)	16,719	148,966
News Corp., Ltd. (The) Class A	51,334	791,570
Time Warner, Inc.	36,113	1,194,618
Viacom, Inc. Class B (NON)	13,629	481,513
Walt Disney Co. (The) (S)	38,182	1,406,625
		4,023,292

Medical technology (2.5%)
Baxter International, Inc.	23,815	1,124,544
Becton, Dickinson and Co.	2,035	155,413
Boston Scientific Corp. (NON)	58,590	403,099
Covidien PLC (Ireland)	9,220	442,468
Hospira, Inc. (NON)	9,205	495,137
Life Technologies Corp. (NON)	8,870	485,278
Medtronic, Inc.	34,459	1,505,514
St. Jude Medical, Inc. (NON)	16,019	653,896
Thermo Fisher Scientific, Inc. (NON)	16,370	904,934
		6,170,283

Metals (0.8%)
Freeport-McMoRan Copper & Gold, Inc. Class B	16,864	1,273,738
United States Steel Corp.	10,411	569,065
		1,842,803

Office equipment and supplies (0.1%)
Avery Dennison Corp. (S)	8,400	327,852
		327,852

Oil and gas (8.6%)
Anadarko Petroleum Corp.	25,200	1,566,432
Apache Corp.	12,600	1,282,176
Chevron Corp.	63,000	5,130,720
ConocoPhillips	11,900	704,361
EOG Resources, Inc.	13,600	1,524,832
Exxon Mobil Corp.	93,000	6,310,050
Occidental Petroleum Corp.	32,500	2,881,450
PetroHawk Energy Corp. (NON)	34,700	749,173
XTO Energy, Inc.	20,700	983,664
		21,132,858

Pharmaceuticals (5.3%)
Abbott Laboratories	48,800	2,496,608

Cephalon, Inc. (NON)	11,800	757,560
Johnson & Johnson	39,745	2,555,604
Merck & Co., Inc.	72,857	2,552,909
Pfizer, Inc.	267,612	4,474,473
Somaxon Pharmaceuticals, Inc. (NON)	43,600	313,484
		13,150,638

Publishing (0.2%)
Gannett Co., Inc. (S)	5,294	90,104
R. R. Donnelley & Sons Co.	21,650	465,259
		555,363

Real estate (1.3%)
Digital Realty Trust, Inc. (R) (S)	13,600	798,320
Equity Residential Trust (R)	18,800	851,076
HCP, Inc. (R)	22,800	732,336
Simon Property Group, Inc. (R)	8,763	780,082
		3,161,814

Regional Bells (1.9%)
AT&T, Inc.	146,328	3,813,308
Qwest Communications International, Inc.	38,328	200,455
Verizon Communications, Inc.	19,924	575,604
		4,589,367

Restaurants (0.8%)
McDonald's Corp.	29,677	2,094,899
		2,094,899

Retail (6.1%)
Amazon.com, Inc. (NON) (S)	7,925	1,086,201
Best Buy Co., Inc.	3,271	149,158
Big Lots, Inc. (NON)	12,713	485,637
Coach, Inc.	19,086	796,841
Costco Wholesale Corp. (S)	13,990	826,529
CVS Caremark Corp.	42,435	1,567,125
Dick's Sporting Goods, Inc. (NON) (S)	6,115	178,008
Dollar General Corp. (NON)	16,844	481,233
Home Depot, Inc. (The)	39,266	1,384,127
Lowe's Cos., Inc.	53,975	1,463,802
Macy's, Inc.	23,738	550,722
O'Reilly Automotive, Inc. (NON)	10,235	500,389
Office Depot, Inc. (NON)	22,200	152,292
OfficeMax, Inc. (NON)	4,600	87,400
Staples, Inc. (S)	28,808	677,852
Target Corp.	23,132	1,315,517
Urban Outfitters, Inc. (NON)	15,379	576,866
Wal-Mart Stores, Inc.	46,990	2,521,014
Walgreen Co.	6,679	234,767
		15,035,480

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	21,033	1,207,505
Career Education Corp. (NON)	22,309	652,984
		1,860,489

Semiconductor (1.1%)
Atmel Corp. (NON) (S)	228,659	1,243,905
Formfactor, Inc. (NON) (S)	34,398	516,314
KLA-Tencor Corp.	31,203	1,062,774
		2,822,993

Shipping (1.0%)
FedEx Corp.	9,500	855,095
United Parcel Service, Inc. Class B	23,300	1,610,962
		2,466,057

Software (3.9%)
Adobe Systems, Inc. (NON)	11,800	396,362
Autodesk, Inc. (NON)	5,200	176,852
BMC Software, Inc. (NON)	4,112	161,848
CA, Inc.	8,899	202,986
Citrix Systems, Inc. (NON)	4,100	192,700
Electronic Arts, Inc. (NON)	7,355	142,466
Intuit, Inc. (NON)	7,100	256,736
McAfee, Inc. (NON)	3,600	125,100
Microsoft Corp.	171,816	5,247,261
Novell, Inc. (NON)	8,000	44,880
Oracle Corp.	88,015	2,274,308
Red Hat, Inc. (NON)	4,200	125,454
Symantec Corp. (NON)	18,200	305,214
		9,652,167

Staffing (--%)
Robert Half International, Inc.	1,926	52,734
		52,734

Technology services (2.2%)
Baidu, Inc. ADR (China) (NON)	85	58,591
Cognizant Technology Solutions Corp. (NON)	6,700	342,906
Computer Sciences Corp. (NON)	3,500	183,365
eBay, Inc. (NON)	13,395	318,935
Fidelity National Information Services, Inc.	7,122	187,237
Global Payments, Inc.	700	29,967
Google, Inc. Class A (NON)	5,042	2,649,268
SAIC, Inc. (NON)	6,800	118,388
Salesforce.com, Inc. (NON)	2,500	214,000
Western Union Co. (The)	16,282	297,147
Yahoo!, Inc. (NON)	57,619	952,442
		5,352,246

Telecommunications (0.5%)
American Tower Corp. Class A (NON)	9,472	386,552
Sprint Nextel Corp. (NON)	201,600	856,800
		1,243,352

Textiles (0.2%)
Hanesbrands, Inc. (NON)	15,357	437,214
		437,214

Tobacco (2.0%)
Altria Group, Inc. (S)	13,330	282,463
Lorillard, Inc.	2,114	165,674
Philip Morris International, Inc.	90,280	4,430,932
		4,879,069

Toys (0.2%)
Hasbro, Inc.	13,854	531,439
		531,439

Waste Management (0.2%)
Republic Services, Inc.	12,700	394,081
Waste Management, Inc.	3,600	124,848
		518,929
Total common stocks (cost $222,830,740)		$239,248,902

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

International Mining Machinery Holdings 144A (China)	4/09/13	0.00	135,951	$68,644

Total warrants (cost $72,386)				$68,644

PURCHASED OPTIONS OUTSTANDING (0.0%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Dendreon Corp. (Put)	May-10/$25.00		26,650	$267

Total purchased options outstanding (cost $59,963)				$267

SHORT-TERM INVESTMENTS (8.7%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.26%,
December 16, 2010 (SEG)	290,999	$290,505
U.S. Treasury Bills for an effective yield of 0.26%,
November 18, 2010 (SEG)	350,000	349,224
U.S. Treasury Bills for an effective yield of 0.20%,
August 26, 2010 (SEG)	33,999	33,980
Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	13,348,107	13,346,245
Putnam Money Market Liquidity Fund (e)	7,517,926	7,517,926

Total short-term investments (cost $21,538,156)		$21,537,880

TOTAL INVESTMENTS

Total investments (cost $244,501,245) (b)		$260,855,693

FUTURES CONTRACTS OUTSTANDING at 4/30/10 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	15	$4,437,750	Jun-10	$76,444

Total				$76,444

WRITTEN OPTIONS OUTSTANDING at 4/30/10 (premiums received $37,635) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Dendreon Corp. (Call)	19,808	May-10/$45.00	$187,780

Total			$187,780

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 4/30/10 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	4,883	4/12/11	(1 month USD-LIBOR-BBA)	A basket (GSGLPMIN) of	$74,084
				common stocks

Total					$74,084

Key to holding's abbreviations

ADR American Depository Receipts

Notes to The fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from August 1, 2009 through April 30, 2010.

(a) Percentages indicated are based on net assets of $246,853,250.

(b) The aggregate identified cost on a tax basis is $244,811,061 resulting in gross unrealized appreciation and depreciation of $26,534,980 and $10,490,348, respectively, or net unrealized appreciation of $16,044,632.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $12,854,754. The fund received cash collateral of $13,346,245 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $15,414 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $49,424,606 and $56,379,215, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, liquid assets totaling $1,047,669 have been segregated to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a level 1 to a level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 9,600 on purchased options contracts and 5,900 on written options contracts for the reporting period. The fund had an average contract amount of approximately 21 on futures contracts for the reporting period.

Total return swap contracts: The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $1,500 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $187,513 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (LBSF) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (Agreement) with another registered investment company (the Seller) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $156,309 in net payments from LBSF in connection with certain terminated derivatives transactions (the Receivable), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable offsets against the fund’s net payable to LBSF .The fund has accrued interest on the net payable. Following the close of the period, the fund paid $48,585 to the Seller in accordance with the terms of the Agreement and the fund paid $36,282, including interest, to LBSF in complete satisfaction of the fund’s obligations under the terminated contracts.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$6,530,825	$--	$--

Capital goods	15,381,519	497,462	--

Communication services	9,622,472	--	--

Conglomerates	1,889,989	--	--

Consumer cyclicals	24,291,689	--	--

Consumer staples	26,702,620	--	--

Energy	27,252,449	--	--

Financials	39,085,313	--	1,184,470

Health care	28,630,054	--	--

Technology	44,602,516	--	--

Transportation	4,018,799	--	--

Utilities and power	9,558,725	--	--

Total common stocks	237,566,970	497,462	1,184,470

Purchased options outstanding	--	267	--

Warrants	--	68,644	--

Short-term investments	7,517,926	14,019,954	--

Totals by level	$245,084,896	$14,586,327	$1,184,470

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$76,444	$--	$--

Written options	--	(187,780)	--

Total return swap contracts	--	74,084	--

Totals by level	$76,444	$(113,696)	$--

At the start and close of the reporting period, Level 3 investments in securities are not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$150,795	$187,780

Total	$150,795	$187,780

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: June 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: June 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date:June 28, 2010